Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended									12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 Shanghai Yimeng Software Technology Co Ltd	Jun. 30, 2009 Shanghai Yimeng Software Technology Co Ltd	Dec. 31, 2013 China Express Mail Service Corporation USD ($)	Dec. 31, 2012 China Express Mail Service Corporation USD ($)	Dec. 31, 2013 China Express Mail Service Corporation Accounts Receivable	Dec. 31, 2012 China Express Mail Service Corporation Accounts Receivable	Dec. 31, 2011 Other Expense USD ($)	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash	$ 88,903,710	$ 86,625,495		542,037,027	544,484,550
Restricted cash, current	347,718	246,599
Restricted cash, non-current	9,677,049
Loss on disposal of derivative instrument												(499,361)
Acquired intangible assets useful life													5 years	15 years
Cost method percentage of ownership interest						12.90%	18.00%
Sales taxes	439,144	706,540	940,745
Gross direct sales revenues	136,810,535	194,220,344	292,290,123
Gross distribution sales revenues	48,339,489	49,059,870	70,708,535
Shipping and handling costs	12,351,337	15,222,530	13,653,621
Government subsidies	2,130,623	2,997,096	3,037,026
Gain (loss) on foreign currency transactions	184,157	(20,498)	376,167
Accounts receivables	$ 6,097,658	$ 14,279,638						$ 1,140,368	$ 3,616,458
Percentage of accounts receivables										18.70%	25.30%